Net Loss Per Share (Details) - Schedule of basic and diluted earnings per share (Parentheticals) - Class A Common Stock [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Diluted weighted average number	23,181	5,827	11,339	5,820
Diluted net loss available	$ (0.33)	$ (2.12)	$ (8.40)	$ (6.61)